Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2012
Intangible Assets Other than Goodwill

Intangible assets other than goodwill at March 31, 2012 and 2011 are as follows:

	Millions of yen						Thousands of U.S. dollars
	2012			2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Other intangible assets subject to amortization:
Software	¥34,221	¥(19,759)	¥14,462	¥33,367	¥(17,531)	¥15,836	$417,329	$(240,963)	$176,366
Leasehold	8,834	(1,818)	7,016	8,926	(1,585)	7,341	107,732	(22,171)	85,561
Other	34,898	(11,525)	23,373	30,199	(12,392)	17,807	425,585	(140,549)	285,036

Total	77,953	(33,102)	44,851	72,492	(31,508)	40,984	950,646	(403,683)	546,963

Other intangible assets not subject to amortization			13,102			12,987			159,781

Total other intangible assets			¥57,953			¥53,971			$706,744

Future Estimated Amortization Expenses for Each of Five Years Relating to Intangible Assets

The future estimated amortization expenses for each of five years relating to intangible assets currently recorded in the consolidated balance sheet are as follows:

Year ending March 31	Millions of yen
2013	¥8,112
2014	6,108
2015	4,844
2016	3,434
2017	2,618

Changes in Carrying Amounts of Goodwill

The changes in carrying amounts of goodwill for the year ended March 31, 2012 and 2011 were as follow:

	Millions of yen
	Construction, Mining and Utility Equipment segment	Industrial Machinery and Others segment	Total
Balance at March 31, 2010
Goodwill	¥24,346	¥13,943	¥38,289
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥16,167	¥13,403	¥29,570

Goodwill acquired during the year	578	—	578
Foreign exchange impact	(826)	(1)	(827)
Balance at March 31, 2011
Goodwill	24,098	13,942	38,040
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥15,919	¥13,402	¥29,321

Goodwill acquired during the year	1,278	1,081	2,359
Foreign exchange impact	(445)	—	(445)
Other	—	(6)	(6)
Balance at March 31, 2012
Goodwill	24,931	15,017	39,948
Accumulated impairment losses	(8,179)	(540)	(8,719)

	¥16,752	¥14,477	¥31,229

	Thousands of U.S. dollars
	Construction, Mining and Utility Equipment segment	Industrial Machinery and Others segment	Total
Balance at March 31, 2011
Goodwill	$293,878	$170,024	$463,902
Accumulated impairment losses	(99,744)	(6,585)	(106,329)

	$194,134	$163,439	$357,573

Goodwill acquired during the year	15,585	13,183	28,768
Foreign exchange impact	(5,427)	—	(5,427)
Other	—	(73)	(73)
Balance at March 31, 2012
Goodwill	304,036	183,134	487,170
Accumulated impairment losses	(99,744)	(6,585)	(106,329)

	$204,292	$176,549	$380,841